Condensed Financial Statements of the Parent Company	12 Months Ended
Jun. 30, 2025
Condensed Financial Statements of the Parent Company [Abstract]
CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

19. CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

The following presents condensed parent company only financial information of Beta FinTech Holdings Limited.

Condensed balance sheets

	As of June 30,
	2025	2024
	US$	US$
ASSETS
Current assets:
Prepaid expense	3,825	—
Total current assets	3,825	—

Non-current assets:
Deferred offering costs	732,266	—
Investment in subsidiaries	390,500	32,000
Total non-current assets	1,122,766	32,000
TOTAL ASSETS	1,126,591	32,000

LIABILITIES, MEZZANINE AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Amount due to subsidiaries	279,849	32,000
Total current liabilities	279,849	32,000
TOTAL LIABILITIES	279,849	32,000

Commitment and contingencies (Note 16)
Mezzanine equity
Redeemable ordinary shares (US$0.001 par value per share; 1,980,000 and nil shares issued and outstanding as of June 30, 2025 and 2024, respectively)	1,160,592	—
Shareholders’ deficit
Ordinary shares US$0.001 par value per share; 50,000,000 shares authorized; 16,020,000 shares issued and outstanding as of June 30, 2025 and 2024*	16,020	16,020
Subscription receivables	(16,020)	(16,020)
Accumulated losses	(313,850)	—
Total shareholders’ deficit	(313,850)	—
TOTAL LIABILITIES, MEZZANINE AND SHAREHOLDERS’ DEFICIT	1,126,591	—
*	The shares are presented on a retroactive basis to reflect the reorganization (Notes 1 and 13).

Condensed statements of loss

	For the year ended June 30,
	2025	2024
	US$	US$
Revenues	—	—
Operating expenses:
Staff costs and employee benefits	(17,949)	—
Legal and professional fees	(248,000)	—
Other general and administrative expenses	(6,238)	—
Total operating expenses	(272,187)	—
Other income (expense), net	(2,104)	—
Loss before income tax	(274,291)	—
Income tax expenses	—	—
Net loss	(274,291)	—
Accretion to redemption value of mezzanine equity	(39,559)	—
Net loss attributable to ordinary shareholders	(313,850)	—

(i)	Basis of presentation

The Beta FinTech was incorporated under the laws of the Cayman Islands as an exempted company with limited liability on August 20, 2024 and as a holding company.

The condensed parent company financial information of Beta FinTech has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements.

The condensed parent-company-only financial statements are presented as if the incorporation of the Company had taken place on July 1, 2023 and throughout the two years ended June 30, 2025.

(ii)	Restricted Net Assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiary of Beta FinTech exceed 25% of the consolidated net assets of Beta FinTech. A significant portion of the Company’s operations and revenue are conducted and generated by Beta FinTech’s wholly-owned subsidiary, Beta International, which is licensed by the SFC in Hong Kong. The ability of this operating subsidiary to pay dividends to Beta FinTech may be restricted because this SFC licensed operating subsidiary is subject to the minimum paid-up capital and liquid capital requirements imposed by the SFO to maintain its business license and due to the availability of cash balances of this operating subsidiary.

As of June 30, 2025 and 2024, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of Beta FinTech, except for those which have been separately disclosed in the consolidated financial statements, if any.

No statement of cash flows has been presented as Beta FinTech has no cash transactions during both years ended June 30, 2025 and 2024.